                       AIM VARIABLE INSURANCE FUNDS, INC.

                       AIM V.I. CAPITAL APPRECIATION FUND

                         Supplement dated July 1, 1999
                      to the Prospectus dated May 3, 1999


The section entitled "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 3 of the prospectus should be deleted in its entirety and replaced with the following:

"PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are


           o David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1982.

           o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

           o Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999 Mr. Perras was an equity analyst at Van Wagoner Capital Management. From 1995 to 1997 he was an Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc.

           o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996 he was an Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

           o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990."

                       AIM VARIABLE INSURANCE FUNDS, INC.

                        AIM V.I. DIVERSIFIED INCOME FUND

                         Supplement dated July 1, 1999
                      to the Prospectus dated May 3, 1999


The section entitled "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 3 of the prospectus should be deleted in its entirety and replaced with the following:

"PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are


           o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.

           o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income Portfolio Manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

           o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

           o Kevin E. Rogers, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1991."

                       AIM VARIABLE INSURANCE FUNDS, INC.

                     AIM V.I. GLOBAL GROWTH AND INCOME FUND

                         Supplement dated July 1, 1999
                      to the Prospectus dated May 3, 1999


The section entitled "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 2 of the prospectus should be deleted and replaced with the following:

"PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

           o Paul Griffiths, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

           o Michael Lindsell, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

           o John Nadell, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

           o Michael McDonagh, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1977."

                       AIM VARIABLE INSURANCE FUNDS, INC.

                       AIM V.I. INTERNATIONAL EQUITY FUND

                         Supplement dated July 1, 1999
                      to the Prospectus dated May 3, 1999


The section entitled "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 3 of the prospectus should be deleted in its entirety and replaced with the following:

"PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

           o A. Dale Griffin III, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

           o Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996 he was an associate with JMB Realty.

           o Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

           o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990."

                       AIM VARIABLE INSURANCE FUNDS, INC.

                        AIM V.I. TELECOMMUNICATIONS FUND

                         Supplement dated July 1, 1999
                      to the Prospectus dated May 3, 1999


The section entitled "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 2 of the prospectus should be deleted and replaced with the following:

"PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

           o David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1982.

           o Claude C. Cody IV, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

           o Bradley T. Conger, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1993 to 1997, Mr. Conger was a member of the Goldman Sachs international equity sales team.

           o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.

           o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1986.

           o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990."

                       AIM VARIABLE INSURANCE FUNDS, INC.

                         AIM V.I. GLOBAL UTILITIES FUND

                         Supplement dated July 1, 1999
                      to the Prospectus dated May 3, 1999


The section entitled "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 3 of the prospectus should be deleted in its entirety and replaced with the following:

"PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

           o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

           o Claude C. Cody IV, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

           o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

           o Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1989.

           o Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991."